Short-Term Borrowings - Summary of Federal Funds Purchased and Other Short-term Borrowings (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Maximum indebtedness during the year	$ 20,000,000
Average balance during the year	$ 116,000	$ 69,000	$ 41,000
Average rate paid during the year	0.86%	0.53%	0.54%
Short Term Borrowings [Member]
Short-term Debt [Line Items]
Outstanding balance at year end	$ 31,000,000	$ 53,700,000	$ 42,700,000
Maximum indebtedness during the year	70,400,000	64,700,000	42,700,000
Average balance during the year	$ 10,483,000	$ 26,880,000	$ 1,951,000
Average rate paid during the year	0.42%	0.20%	0.19%
Interest rate on year end balance	0.64%	0.35%	0.14%